Property, Equipment and Software, Net - Schedule of Property, Equipment and Software (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	$ 2,442,930	$ 2,397,514
Less: accumulated depreciation and amortization	(1,831,464)	(1,652,573)
Property and equipment, net	611,466	744,941
Office furniture [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	48,316	47,418
Transportation equipment [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	163,293	160,257
Building and improvements [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	580,930	570,130
Software [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	$ 1,650,391	$ 1,619,709